Non-current assets held for sale	12 Months Ended
Dec. 31, 2017
Non-current assets held for sale [Abstract]
Non-current assets held for sale

11. Non-current assets held for sale

At December 31, 2017, 2016 and 2015, the total amount of non-current assets held for sale includes foreclosed assets and other tangible assets. The change in the "Non-current assets held for sale" is as follows:

Thousand of reais	2017	2016	2015

Balance at beginning of year	1,418,308	1,310,033	978,274
Loan repayments - repossession of assets	524,497	834,903	293,440
Capital Increase in Companies held for sale	-	10,462	355,538
Additions / disposals (net) due to change in the scope of consolidation (2)	-	(497,847)	-
Sales (1)	(434,553)	(239,291)	(317,321)
Others	(704)	48	102
Final balance, gross	1,507,548	1,418,308	1,310,033
Impairment losses (3)	(352,092)	(80,423)	(72,540)
Impairment as a percentage of foreclosed assets	23.37%	10.52%	5.54%
Balance at end of year	1,155,456	1,337,885	1,237,493

(1) In 2015, it mainly refers to the sale by Santander Corretora de Seguros (Current corporate name of Santander Participações S.A.) of its total interest in Santos Energia and its subsidiaries and, in the Special Purpose Companies Gestamp Eólica Serra de Santana S.A., Gestamp Eólica Paraíso S.A., Gestamp Eólica Lanchinha S.A., Gestamp Eólica Seridó S.A. and Gestamp Eólica Lagoa Nova S.A.

(2) On September 30, 2016, as a result of the non-expectation of sale of investment in BW Guirapá and controlled, from a market period, an administrator transferred the total of this balance to the caption of investments in affiliated and controlled companies in the country (Note 12). In 2017, as described at note 3, this investment was sold.

(3) In 2017, includes the amount of R$271,670 of provisions for devaluations on real estate and which were subsequently sold, constituted from valuation reports prepared by specialized external consulting, recorded as a provision for impairment losses, in 2016, this provision was R$239,291 (Note 44).

Provisions for devaluations on real estate

On December 31, 2017, includes in the caption "Gains (losses) on non-current assets held for sale not classified as discontinued operations" the amount of R$337,686 of provisions for devaluations on real estate, based on appraisal reports prepared by specialized external consulting.